RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 14, 2022	Sep. 23, 2022	Aug. 20, 2022	Aug. 15, 2021	Jul. 15, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 0	$ 0
Increase (decrease) in due from related parties		6,200
Proceeds from related party debt	312,367	293,493
Revenue from related parties	32,342
Liaoning Xinjian Linguo Yitang Health Management Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	0	196,625					$ 459,315
Repayment of related party debt	185,668	271,265
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Due to related parties	46,098	297,848				$ 293,493
Repayment of related party debt	355,517
Proceeds from related party debt	121,501
Ms. Jinhua Xu [Member]
Related Party Transaction [Line Items]
Due to related parties	173,956	0			$ 178,241
Ms. Xiaoyan Yuan [Member]
Related Party Transaction [Line Items]
Due to related parties	0	0	$ 12,625	$ 12,625
Suzhou Xinjianlin Health Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	1,703
Revenue from related parties	$ 32,342	$ 32,342